Schedule of Share-based Compensation, Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options, Outstanding, Beginning of the Period	6,530,000	1,900,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.11	$ 0.20
Weighted Average Remaining Contractual Term	2 years 9 months 7 days	3 years 1 month 24 days	3 years 2 months 12 days
Number of Options, Granted in Period		4,630,000
Weighted Average Exercise Price, Grants in Period		$ 0.07
Weighted Average Remaining Contractual Term (years)		3 years 1 month 24 days
Number of Options, Outstanding, End of the Period	6,530,000	6,530,000	1,900,000
Weighted Average Exercise Price, End of the Period	$ 0.11	$ 0.11	$ 0.20
Number of Options, Exercisable End of the Period	4,986,666
Weighted Average Exercise Price, Exercisable, End of the Period	$ 0.12
Weighted Average Remaining Contractual Term, Exercisable, End of the Period	2 years 6 months 26 days